Significant Accounting Policies - Cumulative effect of changes to consolidated Balance Sheet for the Adoption of ASC 606 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Trade accounts receivable	$ 38,402	$ 18,521
Other current assets	7,046	5,157
Liabilities
Deferred revenue	10,855	7,229
Accrued liabilities	16,854	10,521
Stockholders' Equity
Accumulated deficit	(980,165)	(1,036,303)
ASC 606 | Cumulative effect of the standard adoption on the opening consolidated balance sheet
Assets
Trade accounts receivable		16,138
Other current assets		6,420
Liabilities
Deferred revenue		8,366
Accrued liabilities		10,523
Stockholders' Equity
Accumulated deficit		(1,038,562)
Effect of Standard Adoption | ASC 606
Assets
Trade accounts receivable	(2,390)	(2,383)
Other current assets	2,054	1,263
Liabilities
Deferred revenue	(1,812)	(1,137)
Accrued liabilities	$ 13	(2)
Stockholders' Equity
Accumulated deficit		$ (2,259)